NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Schedule of Cash Outflow for Leases) (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Statement Line Items [Line Items]
Within operating activities | ¥		¥ (46)
Within financing activities | ¥		(1,060)
Total cash outflow for leases | ¥		¥ (1,106)
USD [Member]
Statement Line Items [Line Items]
Within operating activities | $	$ (7)
Within financing activities | $	(153)
Total cash outflow for leases | $	$ (160)